WARRANTS – DERIVATIVE FINANCIAL LIABILITY	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
WARRANTS – DERIVATIVE FINANCIAL LIABILITY

NOTE 11 – WARRANTS – DERIVATIVE FINANCIAL LIABILITY

On September 11, 2024, the Company entered into a private placement transaction (the “Private Placement”), pursuant to a Securities Purchase Agreement and a Registration Rights Agreement with certain institutional investors (the “Purchasers”), which under certain circumstances could result in an aggregate gross proceeds of up to $5.350 million, before deducting fees to the placement agents and other expenses payable by the Company in connection with the Private Placement before deducting fees to the placement agents. 20% of the gross proceeds, or $1,072 was held in escrow and repaid to the Purchasers pursuant to certain circumstances during the terms of the Series A Common Warrants issued in the Private Placement. The Company was unable to satisfy certain of the specified circumstances and did not receive the $1,072 from Escrow and adjustments were made to the Warrants issued as described below. As such, the Company received gross proceeds of $4,278 excluding transaction costs. Aegis Capital Corp. (“Aegis”), acted as the lead placement agent and ClearThink Securities acted as a co-placement agent for the Private Placement.

The offering consisted of the sale of 187,719 Common Units, each consisting of one Ordinary Share or Pre-Funded Warrant, two Series A Common Warrants each to purchase one Ordinary Share per warrant at an exercise price of $28.5, subject to adjustment, and one Series B Common Warrants to purchase such number of Ordinary Shares as determined in the Series B Warrant. The public offering price per Common Unit was $28.5 (or $28.49 for each Pre-Funded Unit, which is equal to the public offering price per Common Unit to be sold in the offering minus an exercise price of $0.00285 per Pre-Funded Warrant).

The Pre-Funded Warrants were immediately exercisable and may be exercised at any time until exercised in full. For each Pre-Funded Unit sold in the offering, the number of Common Units in the offering will be decreased on a one-for-one basis. During the offering the company issued 55,789 ordinary shares and 131,930 Pre-Funded Warrants.

The initial exercise price of each Series A Common Warrant is $1.00 per Ordinary Share. The Series A Common Warrants are exercisable immediately subject to registration and expire by March 12, 3030. Post-adjustment, the number of securities issuable under the Series A Common Warrants in the aggregate is 766,201. The post-adjustment exercise price of each Series A Common Warrant is $13.9.

The initial exercise price of each Series B Common Warrant is $0.00285 per Ordinary Share. The number of Ordinary Shares issuable under the Series B Warrant, if any, is subject to adjustment to be determined pursuant to the trading price of the Ordinary Shares following the effectiveness of a resale registration statement that the Company has undertaken to file on behalf the Purchasers. Post-adjustment, the number of securities issuable under the Series B Common Warrant is 195,381. As of the date of the financial statements all the Series B Common Warrants have been exercised into ordinary shares.

The Pre-Funded Warrants, Series B Common Warrants and Series A Common Warrant all meets the definition of a derivative financial liability and measured at fair value through profit and loss on initial recognition and subsequent.

As of October 28, 2024, the fair value of the Pre-Funded Warrants was $1,809 regarding the share price as of October 28, 2024, that represent the Pre-Funded Warrants fair value.

As of December 31, 2024, all the Pre-Funded warrants were converted into ordinary shares.

As of October 28, 2024, the fair value of the Series B Common Warrant was $2,680 regarding the share price as of October 28, 2024, that represents the Series B Common Warrant fair value.

As of December 31, 2024, all the Series B Common Warrant were converted into ordinary shares

As of October 28, 2024, the fair value of the Series A Common Warrant was $5,845 which is recognized on a systematic basis over the period the time-value of Warrant A decays, on a straight-line basis – the Company expects this period to be approximately five years.

Management utilized a third-party appraiser to assist them in valuing the Series A Common Warrant by using the Black-Scholes model. The key inputs that were used to estimate the fair value as of October 28, 2024, were:

●	risk-free interest rate 4.11%
●	expected volatility 59.1%
●	expected dividend yield of 0%
●	expected term of warrants – 5.4 years

As of December 31, 2024, 277,439 Series A Common Warrants have been exercised.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 11 – WARRANTS – DERIVATIVE FINANCIAL LIABILITY (CONT.):

The outstanding 488,762 Series A Common Warrants have been valued at the fair value of $4,921, by using the Black-Scholes model and the balance as of December 31, 2024, was $1,322. The key inputs that were used to estimate the fair value as of December 31, 2024, were:

●	risk-free interest rate 4.38%
●	expected volatility 58.9%
●	expected dividend yield of 0%
●	expected term of warrants – 5.2 years

The Company also entered into a Placement Agent Agreement with Aegis as the lead placement agent, The Company agreed to pay Aegis a cash placement fee equal to 10.0% of the gross cash proceeds received in the Private Placement, a 3% commission of the proceeds from any cash exercise of the Warrants, and to pay ClearThink Securities a cash placement fee equal to 2.0% of the gross cash proceeds received in the Private Placement.

The transaction cost amounted to $1,113 and allocated to the financial instruments issued that measured at fair value through profit and loss and recorded as expenses incurred.

The placement agent fee includes liable to pay 3% of the proceeds from the cash exercise of Series A Common Warrants (“the 3% Provision”). The 3% Provision accounted for financial liability at fair value through profit and loss on initial recognition and subsequent.

Management utilized a third-party appraiser to assist them in valuing the 3% Provision by using the Black-Scholes model. The key inputs that were used to estimate the fair value as of October 28, 2024, were:

●	risk-free interest rate 4.11%
●	expected volatility 59.1%
●	expected dividend yield of 0%
●	expected term of warrants – 5.4 years

As of October 28, 2024, the fair value of the 3% Provision was $76.

The key inputs that were used to estimate the fair value as of December 31, 2024, were:

●	risk-free interest rate 4.38%
●	expected volatility 58.9%
●	expected dividend yield of 0%
●	expected term of warrants – 5.2 years

As of December 31, 2024, the fair value of the 3% provision was $59.